UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      12/31/10

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	 [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Grimes & Company, Inc.
Address:	110 Turnpike Road, Suite 100
		Westborough, MA   01581

Form 13F File Number: 28-11551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Gerald S. Connolly
Title:	CCO
Phone:	508-366-3883

Signature, Place, and Date of Signing:

      Gerald S. Connolly
Westborough, MA          01581          2/1/11

Report Type (Check only one.):

[x] 	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 	13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other
reporting manager(s).)

[ ] 	13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are
reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		 Name

28-__________________		 ________________________________________________






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
Form 13FInformation Table Entry Total:                           142
Form 13F Information Table Value Total(thousands):            196404




List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

No. Form 13F File Number Name
28-________________________


                             Form 13F INFORMATION TABLE
Name             	CLASS	CUSIP	        Value   AMT   TYPE     Inv. Other  Voting

3M Company		COM	88579Y101	4184	48479	SH	SOLE	0	SOLE
Abbott Laboratories 	COM	002824100	2890	60319	SH	SOLE	0	SOLE
Abbott Laboratories 	COM	002824100	36	755	SH	OTHER	0	SOLE
Accenture Ltd		COM	G1151C101	4071	83960	SH	SOLE	0	SOLE
Acusphere, Inc.		COM	00511R870	10	141991	SH	SOLE	0	SOLE
Altria Group, Inc	COM	02209S103	345	14014	SH	SOLE	0	SOLE
American Express Co	COM	025816109	402	9367	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	1118	3467	SH	SOLE	0	SOLE
Apple Computer Inc.	COM	037833100	645	2000	SH	OTHER	0	SOLE
Applied Materials Inc.	COM	038222105	105	7500	SH	SOLE	0	SOLE
Applied Materials Inc.	COM	038222105	45	3200	SH	OTHER	0	SOLE
Astrazeneca PLC (ADR)	COM	046353108	2902	62832	SH	SOLE	0	SOLE
Astrazeneca PLC (ADR)	COM	046353108	40	860	SH	OTHER	0	SOLE
AT&T Inc. 		COM	00206R102	595	20265	SH	SOLE	0	SOLE
AT&T Inc. 		COM	00206R102	30	1025	SH	OTHER	0	SOLE
Automatic Data Process	COM	053015103	3561	76950	SH	SOLE	0	SOLE
Automatic Data Process	COM	053015103	17	375	SH	OTHER	0	SOLE
Avon Products, Inc.	COM	054303102	2066	71090	SH	SOLE	0	SOLE
Avon Products, Inc.	COM	054303102	36	1230	SH	OTHER	0	SOLE
Bank of America Corp.	COM	060505104	364	27291	SH	SOLE	0	SOLE
Bank of America Corp.	COM	060505104	214	16034	SH	OTHER	0	SOLE
Berkshire Hathaway Cl A	COM	084670108	241	2	SH	OTHER	0	SOLE
Berkshire Hathaway Cl A	COM	084670108	1445	12	SH	SOLE	0	SOLE
Berkshire Hathaway Cl B	COM	084670207	1558	19450	SH	SOLE	0	SOLE
Berkshire Hathaway Cl B	COM	084670207	100	1250	SH	OTHER	0	SOLE
BlackRock, Inc.		COM	09247X101	2782	14598	SH	SOLE	0	SOLE
BlackRock, Inc.		COM	09247X101	3	17	SH	OTHER	0	SOLE
BP PLC			COM	055622104	200	4528	SH	SOLE	0	SOLE
BP PLC			COM	055622104	12	265	SH	OTHER	0	SOLE
Check Point Soft Tech	COM	M22465104	217	4700	SH	SOLE	0	SOLE
Check Point Soft Tech	COM	M22465104	5	101	SH	OTHER	0	SOLE
Chesapeake Energy	COM	165167107	2827	109105	SH	SOLE	0	SOLE
ChevronTexaco Corp	COM	166764100	288	3157	SH	SOLE	0	SOLE
Cisco Systems, Inc.	COM	17275R102	4014	198401	SH	SOLE	0	SOLE
Clorox			COM	189054109	2902	45852	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	488	7420	SH	SOLE	0	SOLE
Coca-Cola Company	COM	191216100	67	1023	SH	OTHER	0	SOLE
Corning Incorporated	COM	219350105	2222	115035	SH	SOLE	0	SOLE
Cronus Corp.		COM	226903102	0	10000	SH	SOLE	0	SOLE
Curis, Inc.		COM	231269101	34	17000	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	3159	40243	SH	SOLE	0	SOLE
Devon Energy Corp	COM	25179M103	2	25	SH	OTHER	0	SOLE
DeVry, Inc.		COM	251893103	2322	48405	SH	SOLE	0	SOLE
Diageo plc		COM	25243Q205	255	3430	SH	SOLE	0	SOLE
Diageo plc		COM	25243Q205	33	440	SH	OTHER	0	SOLE
Dominion Resources	COM	25746U109	390	9134	SH	SOLE	0	SOLE
Duke Energy Corp	COM	26441C105	297	16649	SH	SOLE	0	SOLE
EI du Pont de Nemours C	COM	263534109	4344	87090	SH	SOLE	0	SOLE
Eaton Vance Corp.	COM	278265103	242	8000	SH	SOLE	0	SOLE
EMC Corporation		COM	268648102	921	40226	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	3029	52983	SH	SOLE	0	SOLE
Emerson Electric Co.	COM	291011104	3	50	SH	OTHER	0	SOLE
Energen Corporation	COM	29265N108	350	7258	SH	SOLE	0	SOLE
ENSCO International Inc	COM	26874Q100	2983	55887	SH	SOLE	0	SOLE
Exelon Corporation	COM	30161N101	2648	63582	SH	SOLE	0	SOLE
Exxon Mobil Corporation	COM	30231G102	7215	98680	SH	SOLE	0	SOLE
Exxon Mobil Corporation	COM	30231G102	335	4477	SH	OTHER	0	SOLE
Ford Motor Company	COM	345370860	229	13630	SH	SOLE	0	SOLE
General Dynamics Corp	COM	369550108	2991	42156	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	2160	118099	SH	SOLE	0	SOLE
General Electric Co	COM	369604103	83	4519	SH	OTHER	0	SOLE
Genuine Parts Company	COM	372460105	3905	76066	SH	SOLE	0	SOLE
Gilead Sciences, Inc.	COM	375558103	1980	54624	SH	SOLE	0	SOLE
Harris Corp.		COM	413875105	2318	51166	SH	SOLE	0	SOLE
Hewlett-Packard Company	COM	428236103	2369	56269	SH	SOLE	0	SOLE
HMZ Metals Inc.		COM			0	11900	SH	SOLE	0	SOLE
Hudson Valley Holding 	COM			794	32052	SH	OTHER	0	SOLE
IDEXX Laboratories 	COM	45168D104	263	3800	SH	SOLE	0	SOLE
Illinois Tool Works	COM	452308109	3309	61962	SH	SOLE	0	SOLE
Ingersoll-Rand Co Ltd	COM	G47791101	700	14860	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	4469	212508	SH	SOLE	0	SOLE
Intel Corporation	COM	458140100	3	150	SH	OTHER	0	SOLE
International Bus Mach	COM	459200101	6526	44464	SH	SOLE	0	SOLE
International Bus Mach	COM	459200101	6	44	SH	OTHER	0	SOLE
ITT Corporation		COM	450911102	2769	53143	SH	SOLE	0	SOLE
J.P. Morgan Chase & Co.	COM	46625H100	3362	79247	SH	SOLE	0	SOLE
Jacobs Engineering Grp 	COM	469814107	2721	59350	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	4307	69630	SH	SOLE	0	SOLE
Johnson & Johnson	COM	478160104	2	25	SH	OTHER	0	SOLE
Johnson & Johnson	COM	478160104	1018	16463	SH	OTHER	0	SOLE
Kimberly-Clark Corp	COM	494368103	352	5591	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	226	13174	SH	SOLE	0	SOLE
Manulife Finl Corp	COM	56501R106	224	13052	SH	OTHER	0	SOLE
Mastercard Incorporated	COM	57636Q104	2721	12142	SH	SOLE	0	SOLE
McDonald's Corporation	COM	580135101	792	10312	SH	SOLE	0	SOLE
McDonald's Corporation	COM	580135101	5	70	SH	OTHER	0	SOLE
Med Efficiency Delaware	COM	584999AB2	0	60000	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	2712	73108	SH	SOLE	0	SOLE
Medtronic, Inc.		COM	585055106	49	1320	SH	OTHER	0	SOLE
Microsoft Corporation	COM	594918104	1153	41294	SH	SOLE	0	SOLE
Microsoft Corporation	COM	594918104	67	2400	SH	OTHER	0	SOLE
Nestle S.A.		COM	641069406	192	3264	SH	SOLE	0	SOLE
Nestle S.A.		COM	641069406	92	1569	SH	OTHER	0	SOLE
New York Comm Bancorp	COM	649445103	438	23220	SH	SOLE	0	SOLE
NIKE, Inc.		COM	654106103	260	3044	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	2118	205205	SH	SOLE	0	SOLE
Nokia Corporation	COM	654902204	30	2875	SH	OTHER	0	SOLE
Novartis AG		COM	66987V109	2970	50389	SH	SOLE	0	SOLE
Novartis AG		COM	66987V109	60	1026	SH	OTHER	0	SOLE
NSTAR			COM	67019E107	215	5104	SH	SOLE	0	SOLE
Occidental Petroleum 	COM	674599105	196	2002	SH	SOLE	0	SOLE
Occidental Petroleum 	COM	674599105	139	1420	SH	OTHER	0	SOLE
Oracle Corporation	COM	68389X105	3743	119580	SH	SOLE	0	SOLE
Oracle Corporation	COM	68389X105	64	2050	SH	OTHER	0	SOLE
PACCAR Inc		COM	693718108	203	3547	SH	SOLE	0	SOLE
Paychex, Inc.		COM	704326107	3542	114593	SH	SOLE	0	SOLE
Paychex, Inc.		COM	704326107	36	1180	SH	OTHER	0	SOLE
PepsiCo, Inc.		COM	713448108	3738	57221	SH	SOLE	0	SOLE
Pfizer Inc		COM	717081103	451	25743	SH	SOLE	0	SOLE
Procter & Gamble Co	COM	742718109	4677	72709	SH	SOLE	0	SOLE
Procter & Gamble Co	COM	742718109	4	56	SH	OTHER	0	SOLE
Procter & Gamble Co	COM	742718109	56	872	SH	OTHER	0	SOLE
QUALCOMM Incorporated	COM	747525103	3819	77167	SH	SOLE	0	SOLE
QUALCOMM Incorporated	COM	747525103	68	1370	SH	OTHER	0	SOLE
Schlumberger Limited	COM	806857108	4597	55049	SH	SOLE	0	SOLE
Schlumberger Limited	COM	806857108	1	13	SH	OTHER	0	SOLE
Southern Company	COM	842587107	290	7590	SH	SOLE	0	SOLE
Stryker Corporation	COM	863667101	2563	47736	SH	SOLE	0	SOLE
SYSCO Corporation	COM	871829107	3240	110203	SH	SOLE	0	SOLE
Texas Instruments Inc	COM	882508104	296	9102	SH	SOLE	0	SOLE
The Hanover Ins Grp, I	COM	410867105	1333	28526	SH	OTHER	0	SOLE
The Toronto-Dom Bk USA	COM	891160509	1216	16359	SH	SOLE	0	SOLE
The Toronto-Dom Bk USA	COM	891160509	16	212	SH	OTHER	0	SOLE
Transocean Inc.		COM	G90073100	3242	46643	SH	SOLE	0	SOLE
Transocean Inc.		COM	G90073100	29	415	SH	OTHER	0	SOLE
U.S. Bancorp		COM	902973304	49	1824	SH	SOLE	0	SOLE
U.S. Bancorp		COM	902973304	728	26980	SH	OTHER	0	SOLE
United Parcel Service	COM	911312106	2982	41081	SH	SOLE	0	SOLE
United Parcel Service	COM	911312106	2	31	SH	OTHER	0	SOLE
United Technologies Co	COM	913017109	4692	59608	SH	SOLE	0	SOLE
V.F. Corporation	COM	918204108	2796	32441	SH	SOLE	0	SOLE
Verizon Communications	COM	92343V104	3933	109910	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	3378	127773	SH	SOLE	0	SOLE
Vodafone Group PLC	COM	92857W209	46	1740	SH	OTHER	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3385	62774	SH	SOLE	0	SOLE
Wal-Mart Stores, Inc.	COM	931142103	3	55	SH	OTHER	0	SOLE
Walt Disney Company	COM	254687106	214	5698	SH	SOLE	0	SOLE
Walt Disney Company	COM	254687106	0	10	SH	OTHER	0	SOLE
Wastech Inc		COM	94107F101	0	21800	SH	SOLE	0	SOLE
Wells Fargo & Company	COM	949746101	1969	63525	SH	SOLE	0	SOLE
Western Union		COM	959802109	2040	109851	SH	SOLE	0	SOLE
Western Union		COM	959802109	56	3040	SH	OTHER	0	SOLE